LAW OFFICES
SILVER, FREEDMAN & TAFF, L.L.P.
A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS
1700 WISCONSIN AVENUE, N.W
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX: (202) 337-5502
WWW.SFTLAW.COM

July 6, 2006

VIA EDGAR

William Friar
Senior Financial Analyst
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 4561
Washington, D.C. 20549

          Re:     Viewpoint Financial Group Registration Statement on Form S-1/A
                      File Number 333-133361

Dear Mr. Friar:

          Pursuant to the Securities Act of 1933, as amended (the "Act"), and the rules and regulations thereunder, on behalf of our client ViewPoint Financial Group (the "Holding Company"), we enclose herewith for filing Pre-Effective Amendment No. Two (the "Amendment") to the Holding Company's Registration Statement on Form S-1 relating to the Holding Company's proposed offering.

          The Amendment provides a side-by-side presentation of financial statements through March 31, 2006 and a few other changes requested by the Office of Thrift Supervision. Based on this filing, we have also provided requests from the Holding Company and from Keefe, Bruyette & Woods, Inc. for acceleration of the effective date of the registration statement to Tuesday, July 11, 2005, at 10:30 a.m., or as soon thereafter as practicable.

          If the Staff has any questions or comments with respect to this filing, please call me at (202) 295-4527 or Michael S. Sadow at (202) 295-4526.

Very truly yours, /s/ Martin L. Meyrowitz, P.C. Martin L. Meyrowitz, P.C.
cc:	Benjamin Phippen (202) 551-3697 Paul Cline (202) 551-3851 David Lyon (202) 551-3421 Garold R. Base